ACCUMULATED OTHER COMPREHENSIVE LOSS - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Loss
Balance at beginning of period	$ 2,684,400	$ 2,256,320	$ 1,250,920
Other comprehensive (loss) income before reclassifications	335	(4,974)	14,408
Amounts reclassified to earnings	0	(52)	(41)
Other comprehensive loss	335	(5,026)	14,367
Allocation of accumulated other comprehensive loss related to noncontrolling interests	20	11	7
Balance at end of period	3,005,146	2,684,400	2,256,320
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Loss
Balance at beginning of period	(12,543)	(7,504)	(21,864)
Other comprehensive (loss) income before reclassifications	337	(4,976)	14,408
Amounts reclassified to earnings		(52)	(41)
Other comprehensive loss	337	(5,028)	14,367
Allocation of accumulated other comprehensive loss related to noncontrolling interests	20	11	7
Balance at end of period	(12,226)	(12,543)	(7,504)
Unrealized Gains On Available-For-Sale Securities
Accumulated Other Comprehensive Loss
Balance at beginning of period	2	0
Other comprehensive (loss) income before reclassifications	(2)	2
Amounts reclassified to earnings		0
Other comprehensive loss	(2)	2
Allocation of accumulated other comprehensive loss related to noncontrolling interests	0	0
Balance at end of period	0	2	0
Accumulated Other Comprehensive Loss
Accumulated Other Comprehensive Loss
Balance at beginning of period	(12,541)	(7,504)	(21,864)
Balance at end of period	$ (12,226)	$ (12,541)	$ (7,504)